Fees Summary	Jan. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 44,775,000
Previously Paid Amount	0.00
Total Fee Amount	6,183.43
Total Offset Amount	0.00
Net Fee	6,183.43
Narrative - Max Aggregate Offering Price	$ 44,775,000
Final Prospectus	true